Going Concern	6 Months Ended
Jun. 30, 2023
Going Concern
Going Concern

4 Going Concern

As an early commercial-stage company, the Group is still in progress towards reaching break-even in its diagnostic and pharma businesses. The Group and the Company are subject to a number of risks similar to those of other development and early commercial stage companies. These risks include, among other things, the failure to enter into and successfully execute further collaborations with pharmaceutical partners, the failure to generate revenue from the Company’s development portfolio and risks associated with research, development, testing and obtaining related regulatory approvals in relation to our product candidates.

The Group´s ongoing success and ultimately the attainment of profitable operations depends on future uncertain events which include, among other things, obtaining adequate financing to promote our commercial and development activities until the Group can generate sufficient revenues to support its operating cash requirements. The Group has incurred operating losses since inception. For the first half year 2023, the Group incurred a net comprehensive loss of EUR 24.6 million, resulting in net cash outflow from operating activities of EUR 14.5 million. As of June 30, 2023, the Group had generated an accumulated deficit of EUR 164.8 million and had an equity position of EUR (15.2) million.

During the year 2022 and continuing in 2023, the Group has embarked upon a company wide transformation that is already reflecting positive progression of revenues in the six months ended June 30, 2023. This is particularly evident in the Pharmaceutical business. In addition, cost savings measures implemented, have resulted in noteworthy reductions in Research and Development costs, improving the overall cash burn rate. Our General and Administration expenses (excluding Share Based Payments) have also reduced significantly, whilst Selling Expenses have increased due to the boosting of the selling resources dedicated to our Pharmaceutical business. Cumulatively, these measures have accentuated a significant decrease in the overall corporate expenses.

On June 26, 2023, the Company entered into a joint venture agreement (the “Joint Venture Agreement”) with Pharmaceutical Investment Company (“PIC” or “Lifera”), a closed joint stock company incorporated pursuant to the laws of Saudi Arabia and a wholly-owned subsidiary of the Public Investment Fund (PIF) based in Riyadh, to form a joint venture under the laws of Saudi Arabia. Pursuant to the Joint Venture Agreement, and subject to the terms and conditions contained therein, the Company and PIC have agreed to establish a limited liability company in Saudi Arabia (the “JV”).

In connection with the Joint Venture Agreement, Lifera and the Company have agreed to enter into a convertible loan agreement (the “Loan Agreement”), pursuant to which Lifera will agree to loan the Company USD30,000,000 (the “Principal Amount”). The signing of the Loan Agreement will occur simultaneously with and is conditioned upon the incorporation of the JV which is itself conditioned, among other things, on foreign direct investment and other regulatory clearances, no material adverse change having occurred with respect to the Company and agreement by Lifera and the Company on the terms of the Commercial Agreements. The Company expects to finalize the Commercial Agreements and receive the funding by the second half of September 2023.

Considering cash and cash equivalents as of June 30, 2023 of EUR 14.2 million with short term debt obligations of EUR 4.5 million, the Group has prepared cash flow forecasts and estimated the cash flow requirement for the Company, principally focused on the twelve-month period from the date of the approval of this condensed consolidated financial information. Management updated their cash flow forecasts based on an amendment signed for the Group’s Oxford Loan Facility as of April 30, 2023 and the Principal Amount the Company expects to receive under the Loan Agreement between Centogene and Lifera.

Based on management’s assessment, the aforementioned financing activities are necessary for the Company to continue its operational existence for at least twelve months, in addition to the successful continuation of existing development programs and other operating activities.

This requirement for additional financing and improving the cash burn rate represents a material uncertainty that raises significant doubt about our ability to continue as a going concern. Without such funding and improvement of the cash burn rate considered, the current cash and cash equivalents will not be sufficient to fund the Group´s operations and meet all of its obligations as they fall due for at least one year from the date of the issuance of these unaudited condensed consolidated financial information.

In parallel, management is in discussion with several private equity parties aiming to explore a potential transaction with a suitable strategic fit for the company. Management has a reasonable level of confidence that one or more of the mentioned transactions should materialize in the next months, improving the overall cash position and the mid-long-term sustainability of the Company.

Following on the waves of efficiencies first introduced in 2022 and continuing in 2023 the Company is reviewing and refining the cost structure, aiming to improve the overall cash burn rate and reducing mainly the General and Administrative expenses as well as the Research and Development costs. Finally, the Group is seeking strategic collaborations and marketing, distribution or licensing arrangements, business and asset divestitures and grant funding among other things. Despite the Company’s efforts to obtain the necessary funding and improve profitability of its operations, and despite management’s expectation that these efforts will be successful, there can be no assurance of its success in doing so or obtaining necessary funding on acceptable terms.

The accompanying unaudited condensed consolidated financial information for the six months ended June 30, 2023, have been therefore prepared on a going concern basis contingent upon the successful implementation of the plans described above. This contemplates the Group will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. The unaudited interim condensed consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that would be necessary, should the Group be unable to continue as a going concern.